Inventory (Tables)	6 Months Ended
Jun. 30, 2014
Inventory [Abstract]
Schedule Of Inventory

	June 30, 2014	December 31, 2013
Finished goods	$2,694	$1,455
Raw materials	726	860
	$3,420	$2,315